Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Disclosure of detailed information about movement in asset retirement provisions [Table Text Block]
	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of year	66,060	‐
Assumed in Acquisition (note 6)	‐	53,537
Accretion expense (note 23(b))	2,889	2,246
Change in estimate (note 10)	6,992	10,628
Reclamation undertaken during the year	(209)	(351)
Total asset retirement provisions, end of year	75,732	66,060